UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Mid Cap Equity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.4%		$27,054,429

(Cost $25,088,238)

Consumer Discretionary 22.5%		6,125,964

Auto Components 1.5%
WABCO Holdings, Inc. (I)	7,431	408,103

Distributors 2.0%
LKQ Corp. (I)	15,708	554,964

Hotels, Restaurants & Leisure 2.4%
Bally Technologies, Inc. (I)	11,242	491,388
Chipotle Mexican Grill, Inc. (I)	550	160,782

Household Durables 0.9%
Tempur-Pedic International, Inc. (I)	8,698	247,806

Internet & Catalog Retail 1.6%
HomeAway, Inc. (I)	19,242	441,796

Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	1,838	138,144

Media 2.6%
Discovery Communications, Inc., Series A (I)	3,655	185,053
IMAX Corp. (I)	23,750	526,300

Multiline Retail 0.8%
Dollar Tree, Inc. (I)	4,200	211,428

Specialty Retail 4.7%
CarMax, Inc. (I)	12,181	338,997
O'Reilly Automotive, Inc. (I)	3,020	258,935
Ross Stores, Inc.	4,483	297,851
Tractor Supply Company	4,083	371,022

Textiles, Apparel & Luxury Goods 5.5%
PVH Corp.	5,045	400,724
Ralph Lauren Corp.	2,954	426,380
Under Armour, Inc., Class A (I)	12,239	666,291

Consumer Staples 7.9%		2,145,983

Beverages 0.8%
Beam, Inc.	3,320	208,762

Food & Staples Retailing 1.6%
United Natural Foods, Inc. (I)	7,802	423,649

Food Products 4.8%
McCormick & Company, Inc., Non-Voting Shares	4,560	277,613
Mead Johnson Nutrition Company	4,711	343,715
The Hershey Company	3,004	215,507
TreeHouse Foods, Inc. (I)	8,645	484,034

Tobacco 0.7%
Lorillard, Inc.	1,498	192,703

Energy 4.1%		1,107,286

Energy Equipment & Services 1.4%
FMC Technologies, Inc. (I)	8,390	378,557

Oil, Gas & Consumable Fuels 2.7%
OGX Petroleo e Gas Participacoes SA, ADR (I)	55,453	157,487

1

Mid Cap Equity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Energy (continued)

Plains Exploration & Production Company (I)	6,627	264,815
Range Resources Corp.	4,895	306,427

Financials 4.4%		1,192,558

Capital Markets 1.5%
Affiliated Managers Group, Inc. (I)	3,727	415,896

Diversified Financial Services 1.4%
IntercontinentalExchange, Inc. (I)	2,861	375,420

Real Estate Investment Trusts 1.5%
Equity Lifestyle Properties, Inc.	5,579	401,242

Health Care 14.5%		3,940,866

Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. (I)	2,580	270,513
Onyx Pharmaceuticals, Inc. (I)	3,630	272,141
Regeneron Pharmaceuticals, Inc. (I)	1,217	163,869

Health Care Equipment & Supplies 2.8%
Intuitive Surgical, Inc. (I)	684	329,346
Thoratec Corp. (I)	12,982	445,412

Health Care Providers & Services 6.2%
AmerisourceBergen Corp.	9,966	395,650
Express Scripts Holding Company (I)	13,610	788,563
Mednax, Inc. (I)	7,450	492,669

Pharmaceuticals 2.9%
Mylan, Inc. (I)	16,351	376,564
Perrigo Company	3,562	406,139

Industrials 16.4%		4,475,837

Aerospace & Defense 2.4%
Precision Castparts Corp.	4,242	659,886

Airlines 1.3%
Copa Holdings SA, Class A	4,445	344,621

Commercial Services & Supplies 0.8%
Clean Harbors, Inc. (I)	3,525	213,404

Electrical Equipment 2.1%
AMETEK, Inc.	11,520	357,120
Roper Industries, Inc.	2,191	217,895

Machinery 2.0%
Pall Corp.	10,353	552,954

Professional Services 4.9%
Equifax, Inc.	7,190	336,780
IHS, Inc., Class A (I)	6,559	723,261
Nielsen Holdings NV (I)	9,943	283,376

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	8,648	475,813

Trading Companies & Distributors 1.1%
W.W. Grainger, Inc.	1,517	310,727

2

Mid Cap Equity Fund
As of 7-31-12 (Unaudited)

		Shares	Value

Information Technology 24.4%			6,652,510

Communications Equipment 1.2%
F5 Networks, Inc. (I)		2,765	258,196
Palo Alto Networks Inc (I)		1,004	57,369

Electronic Equipment, Instruments & Components 1.8%
Trimble Navigation, Ltd. (I)		11,203	495,845

Internet Software & Services 5.4%
Ancestry.com, Inc. (I)		17,332	580,102
CoStar Group, Inc. (I)		4,999	412,567
LinkedIn Corp., Class A (I)		4,617	473,935

IT Services 5.6%
Alliance Data Systems Corp. (I)		4,425	575,250
FleetCor Technologies, Inc. (I)		7,631	281,737
VeriFone Systems, Inc. (I)		18,492	671,075

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.		8,753	310,294
Xilinx, Inc.		8,514	275,854

Software 8.3%
Citrix Systems, Inc. (I)		6,590	478,961
Concur Technologies, Inc. (I)(L)		8,999	607,792
Intuit, Inc.		5,937	344,465
Nuance Communications, Inc. (I)		15,453	314,469
Red Hat, Inc. (I)		9,590	514,599

Materials 5.2%			1,413,425

Chemicals 3.1%
Airgas, Inc.		4,724	374,708
FMC Corp.		8,504	465,169

Metals & Mining 2.1%
Carpenter Technology Corp.		9,459	452,708
Walter Energy, Inc.		3,523	120,840

	Yield	Shares	Value

Securities Lending Collateral 1.3%			$348,463

(Cost $348,346)

John Hancock Collateral Investment Trust (W)	0.3448%(Y)	34,814	348,463

Total investments (Cost $25,436,584)† 100.7%			$27,402,892

Other assets and liabilities, net (0.7%)			($177,278)

Total net assets 100.0%			$27,225,614

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-12.

3

Mid Cap Equity Fund
As of 7-31-12 (Unaudited)

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $25,480,037. Net unrealized appreciation aggregated $1,922,855, of which $3,266,539 related to appreciated investment securities and $1,343,684 related to depreciated investment securities.

4

Mid Cap Equity Fund
As of 7-31-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

81Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012